Redeemable Noncontrolling Interest - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Nov. 23, 2012	Jul. 31, 2011
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest	18.50%
Netherlands
Redeemable Noncontrolling Interest [Line Items]
Ownership interest acquired	63.00%	18.50%	63.00%
Noncontrolling interest	81.50%	18.50%
Noncontrolling interest recorded		$ 3,900	$ 17,100